Revenue Recognition - Deferred revenue (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Revenue Recognition
Deferred revenue, beginning of period	$ 1,797	$ 321	$ 321	$ 129
Deferred revenue, end of period	2,163	95	1,797	321
Revenue recognized in the period from amounts included in deferred revenue at the beginning of the period	$ 608	$ 321	$ 321	$ 129